Supplemental Information to Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTARY INFORMATION TO CONSOLIDATED STATEMENTS OF CASH FLOWS

29. SUPPLEMENTARY INFORMATION TO CONSOLIDATED STATEMENTS OF CASH FLOWS

For the	Year ended December 31
millions of Canadian dollars	2018	2017
Changes in non-cash working capital:
Inventory	$(44)	$31
Receivables and other current assets	(144)	(154)
Accounts payable	59	3
Other current liabilities	13	16
Total non-cash working capital	$(116)	$(104)

Supplemental disclosure of cash paid:
Interest	$653	$689
Income taxes	$33	$63
Supplemental disclosure of non-cash activities:
Common share dividends reinvested	$181	$166
Change in accrued capital expenditures	$(50)	$13
Issuance of depository receipts	$22	$-